DEVELOPMENT STAGE OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Development Stage Enterprises [Abstract]
Development Stage Enterprise General Disclosures [Text Block]

NOTE 2 – DEVELOPMENT STAGE OPERATIONS

The Company was formed April 23, 2002. Since inception through November 5, 2012, 99,060,672 shares of common stock have been issued between par value and $1.67. Operations since incorporation have primarily been devoted to raising capital, obtaining financing, development of the Company’s product, and administrative services.

NOTE 2 – DEVELOPMENT STAGE OPERATIONS

The Company was formed April 23, 2002. Since inception through December 31, 2011, 32,074,000 shares of common stock have been issued between par value and $1.67. Operations since incorporation have primarily been devoted to raising capital, obtaining financing, development of the Company’s product, and administrative services.